COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF REMAINING ANNUAL RENTAL PAYMENTS LEASE	Remaining annual lease payments to the lease expiration dates are as follows:
2023	$227,844
2024 and beyond	146,881

$374,725